Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
(23)	Related Party Transactions

Loans are made to the Company's executive officers and directors and their associates during the ordinary course of business. In management's opinion, these loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable loans with other persons and do not involve more than normal risk of collectability or present other unfavorable features. At December 31, 2011 and 2010, loans to executive officers, directors, and their associates amounted to $78.1 million and $103.9 million, respectively. During 2011, additional loans and repayments of loans by existing executive officers, directors, and their associates were $61.9 million and $87.7 million, respectively. As of December 31, 2011, $3.5 million of loans made to insiders for the purpose of acquiring the Company's stock was deducted from the Company's loans and shareholders' equity.

Deposits are taken from the Company's executive officers and directors and their associates during the ordinary course of business. In management's opinion, these deposits are taken on substantially the same terms, including interest rates, as those prevailing at the time for comparable deposits from other persons. At December 31, 2011 and 2010, deposits from executive officers, directors, and their associates amounted to $39.2 million and $36.6 million, respectively.

The Company leases one of its Nags Head and one of its Kitty Hawk branches from a director and his wife for monthly payments of $8,000 and $17,888, respectively. The term of the Nags Head lease was renewed for five years commencing August 2009. Kitty Hawk is a land lease which commenced in April 2006 for a term of twenty years, with three five-year renewals.

The Company leases from a director the land on which one of its Eastern Shore branches is located for monthly payments of $2,280. The terms of this lease were renewed for five years commencing June 2009 with one additional five-year renewal.